Bank Debt (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of bank debt
Bank debt	$ 507,322	$ 559,927	$ 812,647
Less: Current portion of bank debt	(375,021)	(352,096)	(114,358)
Long-term portion of bank debt	132,301	207,831	698,289
Installment Notes [Member]
Components of bank debt
Bank debt	21,330	23,463	51,569
Line of Credit [Member]
Components of bank debt
Bank debt	$ 485,992	$ 536,464	$ 761,078